UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21217

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Annual Report

September 30, 2018

Municipal II (EIV)     •    California II (EIA)     •    Massachusetts (MAB)     •    Michigan (MIW) New Jersey (EMJ)     •    New York II (NYH)     •    Ohio (EIO)     •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report September 30, 2018

Eaton Vance

Municipal Bond Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Municipal Bond Fund II	4
California Municipal Bond Fund II	5
Massachusetts Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
New Jersey Municipal Bond Fund	8
New York Municipal Bond Fund II	9
Ohio Municipal Bond Fund	10
Pennsylvania Municipal Bond Fund	11

Endnotes and Additional Disclosures	12

Financial Statements	13

Report of Independent Registered Public Accounting Firm	70

Federal Tax Information	71

Annual Meeting of Shareholders	72

Dividend Reinvestment Plan	73

Board of Trustees’ Contract Approval	75

Management and Organization	79

Important Notices	82

Eaton Vance

Municipal Bond Funds

September 30, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The fiscal year that began October 1, 2017 was characterized by a flattening of the municipal bond yield curve. Long-term interest rates drifted downward in the first month of the period — despite the U.S. Federal Reserve Board (the Fed) rate hikes the previous March and June 2017 that put upward pressure on short-term rates.

In November and December 2017, however, the municipal market experienced considerable volatility after the GOP-controlled House and Senate released and then passed new tax legislation. The most significant change to the municipal market was the elimination of an issuer’s ability to refinance debt prior to its call date through the issuance of advanced refunding bonds — which accounted for just under 20% of new issuance over the past 10 years. As a result, December 2017 witnessed the largest-ever one-month issuance of new municipal debt, as issuers rushed to beat the December 31, 2017 deadline. Investors sold short maturity bonds to buy new-issue longer maturity bonds in anticipation of lower supply going forward. The net result was rising prices on longer-term debt that drove more flattening of the yield curve in December 2017.

But as the new year began, bond prices reversed direction. Signs of increasing inflation, higher wage growth, and fears that the new tax legislation might overheat the economy pushed interest rates up and caused longer-term bond prices to decline.

Upward pressure on short-term rates continued in March and June 2018 as the Fed delivered its first two rate hikes of the year. At the long end of the curve, however, fluctuating perceptions of geopolitical risk were a primary driver of rates from April through the end of August 2018. Investors toggled between concern that the U.S. was initiating a global trade war and optimism about economic growth and a potential detente between the U.S. and North Korea. Meanwhile, ongoing lower yields for German and Japanese bonds, compared with U.S. Treasurys, weighed on longer-term U.S. yields. In September 2018, however, the Fed hiked rates again and both U.S. Treasury and municipal rates rose across the curve. The net result for the period was a continued flattening of the yield curve, as the spread between two-year and 10-year rates narrowed significantly.

For the 12-month period, the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returned 0.35%. For the period as a whole, the municipal bond yield curve flattened. Rates for AAA-rated7 bonds rose across the curve, but rate increases were greater at the short end of the curve than the long end. On a total return basis, longer maturities in general outperformed shorter maturities, and lower-rated bonds generally outperformed higher-rated issues. Across most of the curve, municipal bonds generally outperformed U.S. Treasurys.

Fund Performance

For the fiscal year ended September 30, 2018, Municipal Bond Fund II, California Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund II, Ohio Municipal Bond Fund and Pennsylvania Municipal Bond Fund shares at net asset value (NAV) all underperformed the 0.35% return of the Funds’ primary benchmark, the Index.

The Funds’ overall strategy is to invest primarily in higher-quality bonds (rated A or higher).

During the fiscal year ended September 30, 2018, management employed leverage through Residual Interest Bond financing, Auction Preferred Shares, and Institutional MuniFund Term Preferred Shares (iMTP)6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period of rising rates and falling bond prices, the leverage amplified the relatively minor declines in the price of bonds owned by the Funds and generated additional tax-exempt bond income, enhancing the dividend of the Funds.

Security selection in insured Puerto Rico bonds contributed to performance relative to the Index for all eight Funds. This was due to strong performance of Puerto Rico’s debt in the second half of the period, as ongoing bankruptcy negotiations led to anticipation that bondholder recoveries could exceed those originally anticipated by the market. The Funds’ insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Bond Funds

September 30, 2018

Management’s Discussion of Fund Performance — continued

Fund-specific Results

Eaton Vance Municipal Bond Fund II shares at NAV returned –1.82% during the fiscal year ended September 30, 2018, underperforming the 0.35% return of the Index. The main detractors from performance relative to the Index were an overweight, relative to the Index, in prerefunded, or escrowed, bonds; security selection in the education sector; and security selection in long-maturity bonds, with 22 years or more remaining to maturity. Significant contributors to relative results versus the Index included security selection in insured Puerto Rico bonds, as noted earlier; security selection in zero-coupon bonds; and security selection in the special tax sector. As of period-end on September 30, 2018, all insured Puerto Rico bonds had been sold out of the Fund.

Eaton Vance California Municipal Bond Fund II shares at NAV returned –1.37% during the fiscal year ended September 30, 2018, underperforming the 0.35% return of the Index. Detractors from results versus the Index included holdings in Residual Interest Bonds, an overweight in prerefunded bonds, security selection, and an overweight in local general obligation (GO) bonds. In contrast, performance versus the Index was helped by security selection in insured Puerto Rico bonds, security selection in zero-coupon bonds, and an overweight in low duration,9 currently callable bonds.

Eaton Vance Massachusetts Municipal Bond Fund shares at NAV returned –2.20% during the fiscal year ended September 30, 2018, underperforming the 0.35% return of the Index. Holdings in Residual Interest Bonds, an overweight in prerefunded bonds, and security selection in the education sector detracted from performance versus the Index. In contrast, key contributors to performance relative to the Index included security selection in insured Puerto Rico bonds, security selection in AAA-rated bonds, and an overweight in the health care sector, which was the best-performing sector in the Index during the period.

Eaton Vance Michigan Municipal Bond Fund shares at NAV returned –0.74% during the fiscal year ended September 30, 2018, underperforming the 0.35% return of the Index. Detractors from Fund performance versus the Index included holdings in Residual Interest Bonds, an overweight and security selection in zero-coupon bonds, and security selection in long-maturity bonds, with 22 years or more remaining to maturity. Contributors to results versus the Index included security selection in insured Puerto Rico bonds, security selection in the water & sewer sector, and security selection in AAA-rated bonds.

Eaton Vance New Jersey Municipal Bond Fund shares at NAV returned –0.29% during the fiscal year ended September 30, 2018, underperforming the 0.35% return of the Index. Detractors from results relative to the Index included holdings in Residual Interest Bonds, an overweight in prerefunded bonds, and security selection in the leasing sector. Contributors to performance versus the Index included security selection in insured Puerto Rico bonds, an overweight and security selection in the health care sector, and security selection in the education sector.

Eaton Vance New York Municipal Bond Fund II shares at NAV returned –2.33% during the fiscal year ended September 30, 2018, underperforming the 0.35% return of the Index. Fund performance versus the Index was hurt by holdings in Residual Interest Bonds, security selection in the industrial development revenue sector, and security selection in AAA-rated bonds. Contributors to results versus the Index included security selection in insured Puerto Rico bonds, an allocation to short maturity, currently callable bonds, and an overweight and security selection in the housing sector.

Eaton Vance Ohio Municipal Bond Fund shares at NAV returned –1.86%, underperforming the 0.35% return of the Index. Key detractors from results versus the Index included holdings in Residual Interest Bonds, an overweight in prerefunded bonds, and an overweight and security selection in zero-coupon bonds. In contrast, security selection in insured Puerto Rico bonds, an overweight and security selection in the health care sector, and security selection in the education sector contributed to performance relative to the Index during the period.

Eaton Vance Pennsylvania Municipal Bond Fund shares at NAV returned –1.26%, underperforming the 0.35% return of the Index. Holdings in Residual Interest Bonds, security selection in AAA-rated bonds, and security selection in the education sector detracted from performance versus the Index. In contrast, security selection in insured Puerto Rico bonds, security selection in state GO bonds, and holdings that were prerefunded during the period all contributed to performance relative to the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Municipal Bond Fund II

September 30, 2018

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.82%	6.98%	7.94%
Fund at Market Price	—	–3.21	6.20	6.37
Bloomberg Barclays Municipal Bond Index	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	1.07	5.43	6.33

% Premium/Discount to NAV[4]
				–8.82%

Distributions[5]
Total Distributions per share for the period				$0.573
Distribution Rate at NAV				4.22%
Taxable-Equivalent Distribution Rate at NAV				7.13%
Distribution Rate at Market Price				4.63%
Taxable-Equivalent Distribution Rate at Market Price				7.82%

% Total Leverage[6]
Institutional MuniFund Term Preferred (iMTP) Shares				6.28%
Residual Interest Bond (RIB) Financing				29.74

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Bond Fund II

September 30, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.37%	6.02%	7.00%
Fund at Market Price	—	–11.02	3.37	6.23
Bloomberg Barclays Municipal Bond Index	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	1.07	5.43	6.33

% Premium/Discount to NAV[4]
				–15.72%

Distributions[5]
Total Distributions per share for the period				$0.526
Distribution Rate at NAV				3.95%
Taxable-Equivalent Distribution Rate at NAV				7.70%
Distribution Rate at Market Price				4.69%
Taxable-Equivalent Distribution Rate at Market Price				9.14%

% Total Leverage[6]
RIB Financing				39.31%

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–2.20%	5.91%	7.13%
Fund at Market Price	—	–5.90	4.63	4.31
Bloomberg Barclays Municipal Bond Index	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	1.07	5.43	6.33

% Premium/Discount to NAV[4]
				–12.96%

Distributions[5]
Total Distributions per share for the period				$0.521
Distribution Rate at NAV				3.65%
Taxable-Equivalent Distribution Rate at NAV				6.50%
Distribution Rate at Market Price				4.19%
Taxable-Equivalent Distribution Rate at Market Price				7.46%

% Total Leverage[6]
RIB Financing				36.74%

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2018

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–0.74%	7.34%	7.40%
Fund at Market Price	—	–4.94	6.50	7.84
Bloomberg Barclays Municipal Bond Index	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	1.07	5.43	6.33

% Premium/Discount to NAV[4]
				–13.85%

Distributions[5]
Total Distributions per share for the period				$0.570
Distribution Rate at NAV				3.91%
Taxable-Equivalent Distribution Rate at NAV				6.88%
Distribution Rate at Market Price				4.53%
Taxable-Equivalent Distribution Rate at Market Price				7.99%

% Total Leverage[6]
RIB Financing				37.97%

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–0.29%	6.33%	7.48%
Fund at Market Price	—	–5.08	5.40	5.90
Bloomberg Barclays Municipal Bond Index	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	1.07	5.43	6.33

% Premium/Discount to NAV[4]
				–14.46%

Distributions[5]
Total Distributions per share for the period				$0.589
Distribution Rate at NAV				4.28%
Taxable-Equivalent Distribution Rate at NAV				7.94%
Distribution Rate at Market Price				5.01%
Taxable-Equivalent Distribution Rate at Market Price				9.30%

% Total Leverage[6]
iMTP Shares				9.86%
RIB Financing				29.84

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Bond Fund II

September 30, 2018

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–2.33%	5.06%	6.58%
Fund at Market Price	—	–8.51	3.92	5.78
Bloomberg Barclays Municipal Bond Index	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	1.07	5.43	6.33

% Premium/Discount to NAV[4]
				–14.95%

Distributions[5]
Total Distributions per share for the period				$0.523
Distribution Rate at NAV				3.89%
Taxable-Equivalent Distribution Rate at NAV				7.21%
Distribution Rate at Market Price				4.58%
Taxable-Equivalent Distribution Rate at Market Price				8.48%

% Total Leverage[6]
RIB Financing				42.11%

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2018

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.86%	6.59%	7.19%
Fund at Market Price	—	–9.16	4.89	5.66
Bloomberg Barclays Municipal Bond Index	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	1.07	5.43	6.33

% Premium/Discount to NAV[4]
				–14.07%

Distributions[5]
Total Distributions per share for the period				$0.563
Distribution Rate at NAV				4.30%
Taxable-Equivalent Distribution Rate at NAV				7.65%
Distribution Rate at Market Price				5.01%
Taxable-Equivalent Distribution Rate at Market Price				8.91%

% Total Leverage[6]
RIB Financing				36.72%

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2018

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	–1.26%	6.82%	7.65%
Fund at Market Price	—	–5.55	5.69	4.96
Bloomberg Barclays Municipal Bond Index	—	0.35%	3.54%	4.75%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	1.07	5.43	6.33

% Premium/Discount to NAV[4]
				–13.52%

Distributions[5]
Total Distributions per share for the period				$0.583
Distribution Rate at NAV				4.33%
Taxable-Equivalent Distribution Rate at NAV				7.55%
Distribution Rate at Market Price				5.01%
Taxable-Equivalent Distribution Rate at Market Price				8.73%

% Total Leverage[6]
RIB Financing				38.54%

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

11

Eaton Vance

Municipal Bond Funds

September 30, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Effective September 30, 2017, the Funds’ benchmark was changed to the Bloomberg Barclays Municipal Bond Index.

[3]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

[6]

Fund employs RIB financing and/or iMTP Shares leverage. The leverage created by RIB investments and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

[9]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profiles subject to change due to active management.

   Important Notice to Shareholders

On April 26, 2018, the Boards of Trustees of the following Funds approved the following mergers: Eaton Vance California Municipal Bond Fund II into Eaton Vance California Municipal Bond Fund; Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance Michigan Municipal Bond Fund into Eaton Vance Municipal Bond Fund; and Eaton Vance New York Municipal Bond Fund II into Eaton Vance New York Municipal Bond Fund.

Each merger was approved at a Special Meeting of Shareholders on November 15, 2018. Each merger is expected to be completed as soon as practicable.

On July 26, 2018, the Boards of Trustees of the following Funds approved the following mergers: Eaton Vance Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund into Eaton Vance Municipal Bond Fund.

Each proposed merger is subject to approval at a Special Meeting of Shareholders scheduled for December 20, 2018. Each merger is expected to be completed as soon as practicable following the shareholder meeting or later if the meeting is adjourned or postponed.

12

Eaton Vance

Municipal Bond Fund II

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 159.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.0%
Texas Water Development Board, 4.00%, 10/15/37(1)	$4,875	$5,041,822
		$5,041,822

Education — 10.7%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$2,345	$2,313,296
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	1,500	1,630,230
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	617,279
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,814,291
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(2)	5,050	5,654,384
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(2)	1,500	1,531,815
		$13,561,295

Electric Utilities — 10.0%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$364,772
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(2)	3,000	3,054,720
Omaha Public Power District, NE, 5.00%, 2/1/40(2)	6,000	6,613,680
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,372,878
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	730,436
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	555,450
		$12,691,936

Escrowed / Prerefunded — 8.8%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(2)	$2,200	$2,313,872
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35	1,000	1,046,080
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	235	255,161
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	865	950,687
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(2)	1,725	1,872,194
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(2)	500	507,835

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	$570	$614,893
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	1,120	1,207,102
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	110	111,007
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,321,986
South Carolina Transportation Infrastructure Bank, Prerefunded to 10/1/19, 5.25%, 10/1/40	1,000	1,031,830
		$11,232,647

General Obligations — 25.5%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(2)	$1,680	$1,746,242
Clark County, NV, 5.00%, 7/1/33	500	546,465
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,109,525
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,195,840
Massachusetts, 5.00%, 9/1/38(2)	6,000	6,872,700
New York, 5.00%, 2/15/34(2)	2,750	2,929,383
Oregon, 5.00%, 8/1/36	430	460,891
Shoreline School District No. 412, WA, 4.00%, 6/1/38	2,800	2,901,780
Washington, 5.00%, 2/1/35(2)	5,250	5,807,078
Will County, IL, 5.00%, 11/15/45(2)	5,400	5,877,954
		$32,447,858

Hospital — 4.5%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$397,516
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	678,923
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,671,086
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(2)	3,000	3,007,710
		$5,755,235

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$612,683
		$612,683

Insured – Electric Utilities — 5.0%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,615,978
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	806,111
		$6,422,089

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 7.6%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,014,520
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	569,249
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	305	307,263
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	255	257,313
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	290	292,807
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	210	216,380
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	530	546,101
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	425	437,911
Palm Springs Unified School District, CA, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	2,750	2,823,782
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	131,190
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,478,405
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,598,102
		$9,673,023

Insured – General Obligations — 0.7%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$920,887
		$920,887

Insured – Hospital — 1.8%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$2,245	$2,302,562
		$2,302,562

Insured – Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,376,810
		$1,376,810

Insured – Lease Revenue / Certificates of Participation — 1.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,241,200
		$1,241,200

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 1.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,271,829
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,020,180
		$2,292,009

Insured – Special Tax Revenue — 5.3%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,766,890
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,039,491
		$6,806,381

Insured – Student Loan — 0.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$725	$739,993
		$739,993

Insured – Transportation — 10.8%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$282,961
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	436,980
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	196,038
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	109,784
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,645,087
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	7,079,982
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,313,613
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,027,870
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	549,376
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,047,623
		$13,689,314

Insured – Water and Sewer — 2.7%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	$1,000	$1,260,640
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	253,725
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	214,574

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	$240	$262,766
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	212,322
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,204,982
		$3,409,009

Lease Revenue / Certificates of Participation — 6.5%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/19, 5.75%, 10/1/31	$2,235	$2,315,996
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(2)	5,250	5,955,915
		$8,271,911

Other Revenue — 0.4%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$180	$193,041
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	279,315
		$472,356

Special Tax Revenue — 22.8%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(2)	$1,850	$2,110,998
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	453,401
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	240,566
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,013,781
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	912,690
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39	5,000	5,100,950
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/41	900	915,723
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(2)	2,145	2,292,662
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(2)	1,655	1,770,337
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	511,425
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,877,717
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	6,000	6,796,380

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47(2)	$4,000	$4,066,240
		$29,062,870

Transportation — 20.0%
Austin, TX, Airport System Revenue, 5.00%, 11/15/41	$2,110	$2,350,878
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,750	1,940,277
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,089,910
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	714,080
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,103,107
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,769,829
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	490,254
Metropolitan Transportation Authority, NY, 4.00%, 11/15/42	600	604,752
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	697,426
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,198,933
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,529,608
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	136,427
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.25%, 12/15/23	1,000	1,106,580
New Jersey Turnpike Authority, 4.00%, 1/1/43	3,500	3,570,420
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,151,769
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	330	346,497
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	90	94,499
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	145	152,249
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	230	241,498
Port Authority of New York and New Jersey, 5.00%, 12/1/34(2)	2,040	2,277,170
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	1,500	1,604,415
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	265	282,151
		$25,452,729

Water and Sewer — 7.1%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(2)	$5,900	$6,661,572
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,663,243

15	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$380	$408,675
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	319,293
		$9,052,783

Total Tax-Exempt Investments — 159.2% (identified cost $195,115,571)		$202,529,402

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (9.8)%		$(12,410,486)

Other Assets, Less Liabilities — (49.4)%		$(62,920,598)

Net Assets Applicable to Common Shares — 100.0%		$127,198,318

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At September 30, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	17.3%
Others, representing less than 10% individually	82.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 24.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 8.1% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 166.9%
Security	Principal Amount (000’s omitted)	Value

Education — 23.3%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$95	$103,928
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	173,962
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	390,933
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	60	66,869
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	55	61,722
California Municipal Finance Authority, (Pomona College), 5.00%, 1/1/48(1)	3,000	3,442,080
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	226,204
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	155,666
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	461,754
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	488,371
California State University, 5.00%, 11/1/43(1)	2,000	2,306,180
University of California, 5.00%, 5/15/36(1)	2,050	2,386,589
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	168,602
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	562,006
		$10,994,866

Electric Utilities — 0.6%
Vernon, Electric System Revenue, 5.125%, 8/1/21	$255	$261,202
		$261,202

Escrowed / Prerefunded — 9.5%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,381,577
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	1,400	1,438,696
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	720	783,706
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	455	495,258
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	291,222
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	115	118,154
		$4,508,613

Security	Principal Amount (000’s omitted)	Value

General Obligations — 52.3%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$1,912,180
Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/48(2)	1,095	1,221,363
California, 5.50%, 11/1/35	1,300	1,396,668
Campbell Union High School District, (Election of 2016), 5.00%, 8/1/36(1)	3,000	3,445,170
El Camino Community College District, (Election of 2012), 5.00%, 8/1/48(1)	3,000	3,430,470
Grossmont-Cuyamaca Community College District, (Election of 2012), 5.00%, 8/1/44(1)	2,500	2,874,600
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	3,375	3,893,029
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,700,085
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,948,198
Redding School District, (Election of 2018), 5.00%, 8/1/45(2)	750	836,527
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	2,000	2,067,640
		$24,725,930

Hospital — 16.2%
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	$335	$367,857
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	520,804
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	662,202
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	306,802
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	3,000	3,349,230
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,402,325
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,061,890
		$7,671,110

Insured – Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,109,903
		$1,109,903

Insured – Escrowed / Prerefunded — 9.1%
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	$3,130	$3,019,667
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,283,538
		$4,303,205

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 8.5%
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/48(2)	$1,000	$1,106,900
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,929,440
		$4,036,340

Insured – Special Tax Revenue — 3.3%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,536,412
		$1,536,412

Insured – Transportation — 5.6%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,634,016
		$2,634,016

Insured – Water and Sewer — 1.0%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$452,062
		$452,062

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$529,675
		$529,675

Special Tax Revenue — 7.8%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41(1)	$2,000	$2,295,700
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	1,300	1,371,435
		$3,667,135

Transportation — 7.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,210,944
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	565,234
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	1,060	1,111,272
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	663,569
		$3,551,019

Water and Sewer — 18.8%
East Bay Municipal Utility District, Green Bonds, 5.00%, 6/1/42(1)	$2,900	$3,320,471

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/41(1)	$2,000	$2,273,020
Metropolitan Water District of Southern California, 5.00%, 1/1/39	1,050	1,057,686
San Francisco City and County Public Utilities Commission, 5.00%, 11/1/42(1)	2,000	2,226,640
		$8,877,817

Total Tax-Exempt Investments — 166.9% (identified cost $77,055,962)		$78,859,305

Other Assets, Less Liabilities — (66.9)%		$(31,621,596)

Net Assets Applicable to Common Shares — 100.0%		$47,237,709

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 17.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 12.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 154.3%
Security	Principal Amount (000’s omitted)	Value

Education — 41.9%
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$2,825	$3,173,464
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/33(1)	3,000	3,470,100
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	787,687
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	2,000	2,239,360
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	911,769
		$10,582,380

Escrowed / Prerefunded — 7.0%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/29	$490	$498,580
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/34	500	511,545
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.00%, 7/1/39	750	767,317
		$1,777,442

General Obligations — 15.3%
Boston, 5.00%, 5/1/38(1)	$2,000	$2,321,840
Plymouth, 5.00%, 5/1/31	225	240,248
Plymouth, 5.00%, 5/1/32	205	218,786
Wayland, 5.00%, 2/1/33	340	360,706
Wayland, 5.00%, 2/1/36	510	540,462
Winchester, 5.00%, 4/15/36	160	170,378
		$3,852,420

Hospital — 17.4%
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	$2,375	$2,589,534
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	779,348
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,021,130
		$4,390,012

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 12.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$890,288
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,347,282
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	929,175
		$3,166,745

Insured – Electric Utilities — 4.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,165,989
		$1,165,989

Insured – Escrowed / Prerefunded — 10.0%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$1,290,112
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	220	227,366
Revere, (AGC), Prerefunded to 4/1/19, 5.00%, 4/1/39	1,000	1,015,570
		$2,533,048

Insured – General Obligations — 9.4%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,376,767
		$2,376,767

Insured – Special Tax Revenue — 3.7%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$750	$921,015
		$921,015

Special Tax Revenue — 15.6%
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	$1,500	$1,675,755
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,247,900
		$3,923,655

Transportation — 7.9%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,032,600
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	515,300
Massachusetts Port Authority, 5.00%, 7/1/34	435	455,828
		$2,003,728

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 8.9%
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	$2,000	$2,247,520
		$2,247,520

Total Tax-Exempt Investments — 154.3% (identified cost $37,563,655)		$38,940,721

Other Assets, Less Liabilities — (54.3)%		$(13,699,223)

Net Assets Applicable to Common Shares — 100.0%		$25,241,498

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 26.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 8.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

20	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 158.1%
Security	Principal Amount (000’s omitted)	Value

Education — 18.3%
University of Michigan, 5.00%, 4/1/48(1)	$3,500	$4,000,114
		$4,000,114

Electric Utilities — 3.3%
Michigan Public Power Agency, 5.00%, 1/1/43	$700	$728,434
		$728,434

Escrowed / Prerefunded — 2.4%
Comstock Park Public Schools, Prerefunded to 5/1/21, 5.25%, 5/1/33	$60	$64,723
Kalamazoo Hospital Finance Authority, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	430	463,763
		$528,486

General Obligations — 36.9%
Comstock Park Public Schools, 5.125%, 5/1/31	$205	$219,213
Comstock Park Public Schools, 5.25%, 5/1/33	105	112,470
Jackson Public Schools, 5.00%, 5/1/48(1)	2,150	2,362,742
Trenton Public Schools, 5.00%, 5/1/42(1)	2,150	2,399,400
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	700,716
Will County, IL, 5.00%, 11/15/45(1)	2,100	2,285,871
		$8,080,412

Hospital — 25.7%
Grand Traverse Hospital , Finance Authority, (Munson Healthcare Obligated Group), 5.375%, 7/1/35	$750	$812,490
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	796,815
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	541,725
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	2,150	2,388,392
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,080,020
		$5,619,442

Insured – Bond Bank — 3.3%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$730,135
		$730,135

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$656,775
		$656,775

Insured – Escrowed / Prerefunded — 16.1%
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	$1,135	$1,210,330
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,314,798
		$3,525,128

Insured – General Obligations — 14.7%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$549,130
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	820,118
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,312,763
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	543,925
		$3,225,936

Insured – Water and Sewer — 9.3%
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	$1,500	$1,658,055
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	369,104
		$2,027,159

Lease Revenue / Certificates of Participation — 11.0%
Michigan State Building Authority, 5.00%, 10/15/51(1)	$2,200	$2,406,822
		$2,406,822

Water and Sewer — 14.1%
Grand Rapids, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	$2,500	$2,821,325
Port Huron, Water Supply System, 5.25%, 10/1/31	250	268,835
		$3,090,160

Total Tax-Exempt Investments — 158.1% (identified cost $33,736,879)		$34,619,003

Other Assets, Less Liabilities — (58.1)%		$(12,725,824)

Net Assets Applicable to Common Shares — 100.0%		$21,893,179

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

21	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

September 30, 2018

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 29.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 10.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 172.6%
Security	Principal Amount (000’s omitted)	Value

Education — 12.2%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$379,825
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	233,888
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29	1,675	1,990,536
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31	1,125	1,326,308
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	387,043
		$4,317,600

Escrowed / Prerefunded — 3.6%
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	$615	$696,426
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	285	313,147
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	254,522
		$1,264,095

General Obligations — 19.6%
Massachusetts, 5.00%, 9/1/38(1)	$2,500	$2,863,625
Monmouth County Improvement Authority, 5.00%, 1/15/27	260	276,676
Ocean County, 3.00%, 9/1/35	915	867,063
Ocean County, 3.00%, 9/1/36	375	352,106
Ocean County, 4.00%, 9/1/30(1)	775	850,462
Ocean County, 4.00%, 9/1/30	10	10,974
Ocean County, 5.00%, 9/1/28(1)	700	837,809
Ocean County, 5.00%, 9/1/28	10	11,969
Ocean County, 5.00%, 9/1/29(1)	725	863,265
Ocean County, 5.00%, 9/1/29	20	23,814
		$6,957,763

Hospital — 10.3%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$269,340
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	456,858
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	500	494,915
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	322,541

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	$135	$152,549
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	1,949,290
		$3,645,493

Housing — 2.5%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$850	$877,344
		$877,344

Insured – Education — 0.3%
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	$85	$85,127
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	20	20,037
		$105,164

Insured – Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$662,158
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	358,212
		$1,020,370

Insured – Escrowed / Prerefunded — 11.4%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,026,400
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,009,170
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	702,233
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	846,317
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	450	453,339
		$4,037,459

Insured – General Obligations — 18.8%
Bayonne, (AGM), 0.00%, 7/1/23	$2,165	$1,905,287
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,511,445
Irvington Township, (AGM), 0.00%, 7/15/26	4,165	3,247,867
		$6,664,599

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 4.3%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,500	$1,538,460
		$1,538,460

Insured – Lease Revenue / Certificates of Participation — 5.1%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,241,200
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	584,970
		$1,826,170

Insured – Special Tax Revenue — 6.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$926,320
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	420	317,839
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	809,245
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	280,106
		$2,333,510

Insured – Transportation — 3.9%
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	$1,000	$1,219,890
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	186,129
		$1,406,019

Insured – Water and Sewer — 6.6%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,150	$1,801,808
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	552,850
		$2,354,658

Senior Living / Life Care — 2.0%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$701,811
		$701,811

Special Tax Revenue — 8.0%
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	$2,800	$2,850,652
		$2,850,652

Security	Principal Amount (000’s omitted)	Value

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$987,214
		$987,214

Transportation — 34.8%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	$1,150	$1,302,099
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37	20	22,645
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	3,125	3,502,937
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47	15	16,814
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	590	608,862
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	216,636
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,218,207
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,030,187
Port Authority of New York and New Jersey, 5.00%, 10/15/41(1)	2,000	2,233,180
South Jersey Transportation Authority, 5.00%, 11/1/39	200	215,164
		$12,366,731

Water and Sewer — 16.9%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	$3,750	$4,249,725
North Hudson Sewerage Authority, 5.00%, 6/1/29	410	442,521
Passaic County Utilities Authority, 5.00%, 3/1/37	695	825,146
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	497,170
		$6,014,562

Total Tax-Exempt Investments — 172.6% (identified cost $59,370,432)		$61,269,674

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (16.3)%		$(5,767,682)

Other Assets, Less Liabilities — (56.3)%		$(20,013,244)

Net Assets Applicable to Common Shares — 100.0%		$35,488,748

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

September 30, 2018

Portfolio of Investments — continued

or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 34.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 15.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 170.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 10.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$780,615
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	2,500	2,554,800
		$3,335,415

Education — 34.0%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$605	$656,812
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	2,000	2,314,120
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,354,254
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,332,681
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	2,000	2,281,320
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	109,298
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	622,938
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	347,594
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	1,000	1,060,840
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	570,146
		$10,650,003

Electric Utilities — 6.1%
Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	$1,675	$1,890,489
		$1,890,489

Escrowed / Prerefunded — 7.8%
Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	$2,000	$2,127,720
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.00%, 11/15/38(1)	300	301,170
		$2,428,890

General Obligations — 9.5%
New York, 5.00%, 2/15/34(1)	$1,000	$1,065,230
New York City, 4.00%, 8/1/34	400	415,524
New York City, 5.00%, 8/1/34(1)	1,350	1,490,981
		$2,971,735

Security	Principal Amount (000’s omitted)	Value

Hospital — 4.4%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$140,777
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	187,684
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.375%, 7/1/34(1)	500	527,290
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	490	523,521
		$1,379,272

Industrial Development Revenue — 1.5%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$462,460
		$462,460

Insured – Education — 3.8%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,737
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	352,966
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39	545	558,085
		$1,201,788

Insured – Electric Utilities — 3.3%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$510,480
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	511,920
		$1,022,400

Insured – Escrowed / Prerefunded — 2.9%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	$905	$907,570
		$907,570

Insured – General Obligations — 1.2%
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	$185	$185,303
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	190,329
		$375,632

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 1.6%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$501,390
		$501,390

Insured – Special Tax Revenue — 3.9%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$537,132
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	687,344
		$1,224,476

Lease Revenue / Certificates of Participation — 7.1%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	$2,000	$2,234,400
		$2,234,400

Other Revenue — 18.3%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$663,762
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	500	533,850
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,502,610
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,029,251
		$5,729,473

Special Tax Revenue — 24.4%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$280	$299,275
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	220	235,332
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,021,397
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	650	692,257
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,121,837
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,265,460
		$7,635,558

Senior Living / Life Care — 0.5%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	$125	$140,371
		$140,371

Security	Principal Amount (000’s omitted)	Value

Transportation — 13.3%
Metropolitan Transportation Authority, 4.00%, 11/15/42	$1,240	$1,249,821
Nassau County Bridge Authority, 5.00%, 10/1/35	350	367,223
Nassau County Bridge Authority, 5.00%, 10/1/40	65	68,082
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	915,333
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	1,200	1,363,092
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	200	200,766
		$4,164,317

Water and Sewer — 16.4%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	$2,000	$2,225,180
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: Bank of Montreal), 1.67%, 6/15/49(2)	575	575,000
Suffolk County Water Authority, 5.00%, 6/1/36(1)	2,000	2,336,980
		$5,137,160

Total Tax-Exempt Investments — 170.7% (identified cost $52,549,983)		$53,392,799

Other Assets, Less Liabilities — (70.7)%		$(22,107,672)

Net Assets Applicable to Common Shares — 100.0%		$31,285,127

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 9.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2018.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 156.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.1%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$758,674
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	555	612,964
		$1,371,638

Education — 7.3%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$200	$209,014
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	549,495
University of Cincinnati, 5.00%, 6/1/45(1)	1,500	1,671,585
		$2,430,094

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$536,070
		$536,070

Escrowed / Prerefunded — 5.3%
Apollo Career Center Joint Vocational School District, Prerefunded to 12/1/21, 5.25%, 12/1/33	$270	$296,331
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	110,249
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	290	307,046
Ohio Turnpike Commission, Prerefunded to 2/15/20, 5.00%, 2/15/31	1,000	1,041,270
		$1,754,896

General Obligations — 37.3%
Cleveland, 5.00%, 12/1/43(1)	$2,225	$2,492,668
Forest Hills Local School District, 5.00%, 12/1/46(1)	2,225	2,447,344
Ohio, 5.00%, 2/1/37(1)	2,225	2,500,210
Upper Arlington City School District, 5.00%, 12/1/48(1)	2,225	2,520,035
Will County, 5.00%, 11/15/45(1)	2,225	2,421,935
		$12,382,192

Hospital — 20.2%
Allen County, (Mercy Health), 4.00%, 8/1/47(1)	$900	$890,838
Franklin County, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,434,872
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	275,400

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	$260	$237,461
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	538,755
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	812,018
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	528,935
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	170	177,522
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	614,850
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	177,896
		$6,688,547

Insured – Education — 0.3%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$81,358
		$81,358

Insured – Electric Utilities — 19.7%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$2,750	$2,000,488
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	1,000	424,670
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,783,150
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	328,387
		$6,536,695

Insured – Escrowed / Prerefunded — 7.3%
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	$445	$472,732
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	936,376
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,024,910
		$2,434,018

Insured – General Obligations — 5.4%
Plain School District, (NPFG), 0.00%, 12/1/27	$2,400	$1,792,536
		$1,792,536

Insured – Special Tax Revenue — 12.5%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,079,577

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	$3,665	$3,069,034
		$4,148,611

Insured – Transportation — 3.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$516,408
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	491,525
		$1,007,933

Insured – Water and Sewer — 1.7%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$556,256
		$556,256

Senior Living / Life Care — 3.6%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$550,032
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	393,979
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	246,884
		$1,190,895

Special Tax Revenue — 15.2%
Cleveland, Income Tax Revenue, 5.00%, 10/1/39(1)	$450	$506,079
Cleveland, Income Tax Revenue, 5.00%, 10/1/43(1)	1,800	2,015,028
Franklin County, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,100	1,269,356
Franklin County, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,100	1,260,468
		$5,050,931

Water and Sewer — 12.0%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)	$1,000	$1,034,070
Texas Water Development Board, 4.00%, 10/15/47(1)	2,900	2,950,634
		$3,984,704

Total Tax-Exempt Investments — 156.5% (identified cost $49,721,276)		$51,947,374

Other Assets, Less Liabilities — (56.5)%		$(18,752,672)

Net Assets Applicable to Common Shares — 100.0%		$33,194,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 31.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 16.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
NPFG	–	National Public Finance Guaranty Corp.

29	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2018

Portfolio of Investments

Tax-Exempt Investments — 161.1%
Security	Principal Amount (000’s omitted)	Value

Education — 25.1%
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	$95	$105,688
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	151,385
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	140	157,342
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	206,810
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	150	164,699
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	457,974
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,248,037
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	802,733
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	278,325
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,426,870
		$9,999,863

Escrowed / Prerefunded — 16.9%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,133,842
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), Prerefunded to 5/1/21, 5.50%, 11/1/31	1,500	1,627,425
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	925	962,425
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	135	144,408
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	175	187,196
Pennsylvania Turnpike Commission, Prerefunded to 12/1/21, 5.25%, 12/1/31	1,000	1,097,520
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	715	721,099
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	264,410
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	575	604,475
		$6,742,800

Security	Principal Amount (000’s omitted)	Value

General Obligations — 48.9%
Allegheny County, 5.00%, 11/1/43(1)	$3,800	$4,256,570
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,243,810
Pennsylvania, 4.00%, 4/1/29(1)	3,000	3,117,630
Pennsylvania, 5.00%, 3/1/32(1)	2,750	3,123,203
Peters Township School District, 5.00%, 9/1/40(1)	3,225	3,612,838
State College Area School District, 5.00%, 5/15/44(1)	3,650	4,128,807
		$19,482,858

Hospital — 10.5%
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	$1,000	$1,047,410
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	538,535
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	262,857
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,616,624
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	703,789
		$4,169,215

Housing — 0.5%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$184,356
		$184,356

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$525,461
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	801,968
		$1,327,429

Insured – Escrowed / Prerefunded — 5.9%
Bucks County Water and Sewer Authority, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	$500	$531,710
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	660	664,633
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	147,595
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	501,275
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	86,587
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	86,587

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

September 30, 2018

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	$330	$336,161
		$2,354,548

Insured – General Obligations — 11.2%
Erie School District, (AMBAC), 0.00%, 9/1/30	$1,000	$604,490
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,348,607
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,488,996
		$4,442,093

Insured – Hospital — 0.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$294,655
		$294,655

Insured – Industrial Development Revenue — 2.6%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,027,470
		$1,027,470

Insured – Lease Revenue / Certificates of Participation — 1.3%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$508,530
		$508,530

Insured – Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,295	$328,270
		$328,270

Insured – Transportation — 6.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$2,100	$2,380,140
		$2,380,140

Insured – Water and Sewer — 3.5%
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	$1,920	$1,392,902
		$1,392,902

Special Tax Revenue — 14.9%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,624,125
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,320,900
		$5,945,025

Security	Principal Amount (000’s omitted)	Value

Transportation — 9.0%
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	$1,450	$1,625,363
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	479,866
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	753,068
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	190	202,616
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	525,675
		$3,586,588

Total Tax-Exempt Investments — 161.1% (identified cost $62,709,750)		$64,166,742

Other Assets, Less Liabilities — (61.1)%		$(24,338,959)

Net Assets Applicable to Common Shares — 100.0%		$39,827,783

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2018, 21.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 6.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

31	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Assets and Liabilities

	September 30, 2018
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$195,115,571	$77,055,962	$37,563,655	$33,736,879
Unrealized appreciation	7,413,831	1,803,343	1,377,066	882,124
Investments, at value	$202,529,402	$78,859,305	$38,940,721	$34,619,003
Cash	$4,516,362	$1,360,489	$605,265	$325,146
Interest receivable	2,151,498	771,819	469,280	485,650
Receivable for investments sold	1,260,188	200,000	—	—
Total assets	$210,457,450	$81,191,613	$40,015,266	$35,429,799

Liabilities
Payable for floating rate notes issued	$59,147,448	$30,594,944	$14,662,707	$13,399,985
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $64,514, $0, $0 and $0, respectively)	12,410,486	—	—	—
Due to broker for floating rate notes redeemed	1,201,800	—	—	—
Payable for investments purchased	5,113,883	—	—	—
Payable for when-issued securities	4,988,198	3,151,721	—	—
Payable to affiliate:
Investment adviser fee	88,155	34,850	17,235	28,070
Interest expense and fees payable	219,855	116,324	49,037	69,421
Accrued expenses	89,307	56,065	44,789	39,144
Total liabilities	$83,259,132	$33,953,904	$14,773,768	$13,536,620
Net assets applicable to common shares	$127,198,318	$47,237,709	$25,241,498	$21,893,179

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134	$38,864	$17,685	$15,001
Additional paid-in capital	129,042,289	51,169,153	24,162,561	21,211,717
Distributable earnings (accumulated loss)	(1,944,105)	(3,970,308)	1,061,252	666,461
Net assets applicable to common shares	$127,198,318	$47,237,709	$25,241,498	$21,893,179

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	499	—	—	—

Common Shares Outstanding	10,013,381	3,886,356	1,768,514	1,500,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$12.70	$12.15	$14.27	$14.59

32	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Assets and Liabilities — continued

	September 30, 2018
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$59,370,432	$52,549,983	$49,721,276	$62,709,750
Unrealized appreciation	1,899,242	842,816	2,226,098	1,456,992
Investments, at value	$61,269,674	$53,392,799	$51,947,374	$64,166,742
Cash	$—	$219,903	$125,281	$129,550
Interest receivable	576,875	631,663	547,463	698,166
Receivable for investments sold	5,000	—	—	—
Total assets	$61,851,549	$54,244,365	$52,620,118	$64,994,458

Liabilities
Payable for floating rate notes issued	$17,561,516	$22,775,214	$19,260,374	$24,971,408
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $32,318, $0, $0 and $0, respectively)	5,767,682	—	—	—
Due to custodian	2,894,401	—	—	—
Payable to affiliate:
Investment adviser fee	25,105	24,445	23,431	29,486
Interest expense and fees payable	66,024	106,081	91,214	114,066
Accrued expenses	48,073	53,498	50,397	51,715
Total liabilities	$26,362,801	$22,959,238	$19,425,416	$25,166,675
Net assets applicable to common shares	$35,488,748	$31,285,127	$33,194,702	$39,827,783

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,792	$25,565	$25,379	$29,600
Additional paid-in capital	34,902,176	33,786,569	31,269,979	40,701,432
Distributable earnings (accumulated loss)	560,780	(2,527,007)	1,899,344	(903,249)
Net assets applicable to common shares	$35,488,748	$31,285,127	$33,194,702	$39,827,783

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	232	—	—	—

Common Shares Outstanding	2,579,166	2,556,510	2,537,940	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.76	$12.24	$13.08	$13.46

33	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Operations

	Year Ended September 30, 2018
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$8,596,161	$3,164,873	$1,597,901	$1,443,012
Total investment income	$8,596,161	$3,164,873	$1,597,901	$1,443,012

Expenses
Investment adviser fee	$1,179,844	$441,686	$219,742	$195,763
Trustees’ fees and expenses	9,739	3,749	2,112	1,891
Custodian fee	61,979	32,910	24,080	22,920
Transfer and dividend disbursing agent fees	18,461	18,415	18,417	18,422
Legal and accounting services	81,112	62,830	44,990	40,685
Printing and postage	20,642	8,927	7,477	6,681
Interest expense and fees	1,798,776	701,517	339,414	288,399
Miscellaneous	56,183	41,134	37,035	36,078
Total expenses	$3,226,736	$1,311,168	$693,267	$610,839

Net investment income	$5,369,425	$1,853,705	$904,634	$832,173

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,131,053	$794,588	$1,188,296	$744,578
Extinguishment of debt	(24,529)	(51,392)	(26,569)	(23,881)
Net realized gain	$1,106,524	$743,196	$1,161,727	$720,697
Change in unrealized appreciation (depreciation) —
Investments	$(9,342,505)	$(3,524,729)	$(2,757,646)	$(1,804,263)
Net change in unrealized appreciation (depreciation)	$(9,342,505)	$(3,524,729)	$(2,757,646)	$(1,804,263)

Net realized and unrealized loss	$(8,235,981)	$(2,781,533)	$(1,595,919)	$(1,083,566)

Distributions to auction preferred shareholders
From net investment income	$(40,537)	$(7,806)	$(5,333)	$(23,805)

Net decrease in net assets from operations	$(2,907,093)	$(935,634)	$(696,618)	$(275,198)

34	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Operations — continued

	Year Ended September 30, 2018
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$2,439,986	$2,153,297	$2,241,933	$2,700,826
Total investment income	$2,439,986	$2,153,297	$2,241,933	$2,700,826

Expenses
Investment adviser fee	$320,677	$299,110	$297,114	$357,948
Trustees’ fees and expenses	2,988	2,726	2,677	3,056
Custodian fee	28,334	27,710	27,464	29,735
Transfer and dividend disbursing agent fees	18,916	18,987	18,427	18,570
Legal and accounting services	42,665	55,134	42,751	45,310
Printing and postage	7,947	7,616	11,257	9,078
Interest expense and fees	528,593	461,553	459,347	563,286
Miscellaneous	41,430	41,603	42,543	41,851
Total expenses	$991,550	$914,439	$901,580	$1,068,834

Net investment income	$1,448,436	$1,238,858	$1,340,353	$1,631,992

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,113,999	$310,396	$615,620	$708,639
Extinguishment of debt	—	(29,438)	(29,751)	(44,448)
Financial futures contracts	59,395	—	—	84,849
Net realized gain	$1,173,394	$280,958	$585,869	$749,040
Change in unrealized appreciation (depreciation) —
Investments	$(2,925,284)	$(2,484,516)	$(2,749,719)	$(3,098,523)
Financial futures contracts	(35,083)	—	—	(50,119)
Net change in unrealized appreciation (depreciation)	$(2,960,367)	$(2,484,516)	$(2,749,719)	$(3,148,642)

Net realized and unrealized loss	$(1,786,973)	$(2,203,558)	$(2,163,850)	$(2,399,602)

Distributions to auction preferred shareholders
From net investment income	$(19,116)	$(14,878)	$(20,161)	$(11,042)

Net decrease in net assets from operations	$(357,653)	$(979,578)	$(843,658)	$(778,652)

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Changes in Net Assets

	Year Ended September 30, 2018
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$5,369,425	$1,853,705	$904,634	$832,173
Net realized gain	1,106,524	743,196	1,161,727	720,697
Net change in unrealized appreciation (depreciation)	(9,342,505)	(3,524,729)	(2,757,646)	(1,804,263)
Distributions to auction preferred shareholders —
From net investment income	(40,537)	(7,806)	(5,333)	(23,805)
Net decrease in net assets from operations	$(2,907,093)	$(935,634)	$(696,618)	$(275,198)

Distributions to common shareholders	$(5,619,772)	$(2,045,001)	$(921,042)	$(855,037)

Tax return of capital to common shareholders	$(114,891)	$—	$—	$—

Net decrease in net assets	$(8,641,756)	$(2,980,635)	$(1,617,660)	$(1,130,235)

Net Assets Applicable to Common Shares
At beginning of year	$135,840,074	$50,218,344	$26,859,158	$23,023,414
At end of year	$127,198,318	$47,237,709	$25,241,498	$21,893,179

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2018
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,448,436	$1,238,858	$1,340,353	$1,631,992
Net realized gain	1,173,394	280,958	585,869	749,040
Net change in unrealized appreciation (depreciation)	(2,960,367)	(2,484,516)	(2,749,719)	(3,148,642)
Distributions to auction preferred shareholders —
From net investment income	(19,116)	(14,878)	(20,161)	(11,042)
Net decrease in net assets from operations	$(357,653)	$(979,578)	$(843,658)	$(778,652)

Distributions to common shareholders	$(1,519,645)	$(1,336,032)	$(1,428,353)	$(1,726,295)

Net decrease in net assets	$(1,877,298)	$(2,315,610)	$(2,272,011)	$(2,504,947)

Net Assets Applicable to Common Shares
At beginning of year	$37,366,046	$33,600,737	$35,466,713	$42,332,730
At end of year	$35,488,748	$31,285,127	$33,194,702	$39,827,783

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$6,049,693	$2,106,095	$983,524	$927,120
Net realized gain (loss)	(206,930)	163,722	236,740	62,626
Net change in unrealized appreciation (depreciation)	(6,078,026)	(2,427,205)	(1,808,654)	(868,239)
Distributions to auction preferred shareholders —
From net investment income	(60,020)	(11,462)	(7,904)	(35,681)
Net increase (decrease) in net assets from operations	$(295,283)	$(168,850)	$(596,294)	$85,826

Distributions to common shareholders(1)	$(5,920,912)	$(2,061,323)	$(984,001)	$(897,189)

Net decrease in net assets	$(6,216,195)	$(2,230,173)	$(1,580,295)	$(811,363)

Net Assets Applicable to Common Shares
At beginning of year	$142,056,269	$52,448,517	$28,439,453	$23,834,777
At end of year(2)	$135,840,074	$50,218,344	$26,859,158	$23,023,414

(1)	For the year ended September 30, 2017, the source of distributions was from net investment income.

(2)

Includes accumulated undistributed net investment income of $181,686, $278,686, $93,214 and $100,924, respectively, at September 30, 2017. The requirement to disclose the corresponding amounts as of September 30, 2018 was eliminated.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2017
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,613,365	$1,417,017	$1,536,288	$1,865,852
Net realized gain (loss)	754,589	(309,955)	488,387	443,312
Net change in unrealized appreciation (depreciation)	(2,741,639)	(1,288,094)	(2,465,330)	(2,334,078)
Distributions to auction preferred shareholders —
From net investment income	(28,329)	(22,300)	(28,411)	(16,122)
Net decrease in net assets from operations	$(402,014)	$(203,332)	$(469,066)	$(41,036)

Distributions to common shareholders(1)	$(1,617,137)	$(1,436,247)	$(1,486,971)	$(1,880,809)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$—	$2,404	$—
Net increase in net assets from capital share transactions	$—	$—	$2,404	$—

Net decrease in net assets	$(2,019,151)	$(1,639,579)	$(1,953,633)	$(1,921,845)

Net Assets Applicable to Common Shares
At beginning of year	$39,385,197	$35,240,316	$37,420,346	$44,254,575
At end of year(2)	$37,366,046	$33,600,737	$35,466,713	$42,332,730

(1)	For the year ended September 30, 2017, the source of distributions was from net investment income.

(2)

Includes accumulated undistributed net investment income of $183,696, $111,220, $288,086 and $243,773, respectively, at September 30, 2017. The requirement to disclose the corresponding amounts as of September 30, 2018 was eliminated.

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Cash Flows

	Year Ended September 30, 2018
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Net decrease in net assets from operations	$(2,907,093)	$(935,634)	$(696,618)	$(275,198)
Distributions to auction preferred shareholders	40,537	7,806	5,333	23,805
Net decrease in net assets from operations excluding distributions to auction preferred shareholders	$(2,866,556)	$(927,828)	$(691,285)	$(251,393)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(72,896,188)	(52,506,815)	(22,576,402)	(19,799,623)
Investments sold	90,107,945	56,405,548	21,721,811	20,076,705
Net amortization/accretion of premium (discount)	307,214	17,385	80,232	(34,865)
Amortization of deferred debt issuance costs	1,193	397	—	—
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	87,406	55,486	33,700	30,310
Decrease (increase) in interest receivable	687,556	47,642	(12,672)	3,428
Increase (decrease) in payable to affiliate for investment adviser fee	(12,651)	(2,985)	(1,420)	11,543
Increase in interest expense and fees payable	31,936	93,124	48,294	69,421
Decrease in accrued expenses	(39,421)	(30,987)	(27,692)	(27,711)
Net change in unrealized (appreciation) depreciation from investments	9,342,505	3,524,729	2,757,646	1,804,263
Net realized gain from investments	(1,131,053)	(794,588)	(1,188,296)	(744,578)
Net realized loss on extinguishment of debt	24,529	51,392	26,569	23,881
Net cash provided by operating activities	$23,644,415	$5,932,500	$170,485	$1,161,381

Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(5,734,663)	$(2,045,001)	$(921,042)	$(855,037)
Cash distributions paid to auction preferred shareholders	(41,469)	(7,916)	(5,385)	(24,263)
Liquidation of auction preferred shares	(4,750,000)	(900,000)	(625,000)	(2,800,000)
Liquidation of Institutional MuniFund Term Preferred Shares	(27,475,000)	(24,800,000)	(12,950,000)	(10,525,000)
Proceeds from secured borrowings	35,480,000	30,600,000	14,160,000	13,400,000
Repayment of secured borrowings	(16,360,000)	(7,255,000)	—	—
Decrease in due to custodian	(246,921)	(164,094)	—	(31,935)
Net cash used in financing activities	$(19,128,053)	$(4,572,011)	$(341,427)	$(836,235)

Net increase (decrease) in cash	$4,516,362	$1,360,489	$(170,942)	$325,146

Cash at beginning of year	$—	$—	$776,207	$—

Cash at end of year	$4,516,362	$1,360,489	$605,265	$325,146

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$1,678,241	$552,510	$257,420	$188,668

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Statements of Cash Flows — continued

	Year Ended September 30, 2018
Cash Flows From Operating Activities	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Net decrease in net assets from operations	$(357,653)	$(979,578)	$(843,658)	$(778,652)
Distributions to auction preferred shareholders	19,116	14,878	20,161	11,042
Net decrease in net assets from operations excluding distributions to auction preferred shareholders	$(338,537)	$(964,700)	$(823,497)	$(767,610)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(27,273,439)	(30,289,061)	(25,872,980)	(40,051,383)
Investments sold	24,896,034	30,197,204	26,888,999	38,844,929
Net amortization/accretion of premium (discount)	(461,435)	179,433	(363,504)	(117,027)
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	43,745	27,050	37,768	40,861
Decrease in deposits for derivatives collateral — financial futures contracts	42,000	—	—	60,000
Decrease in interest receivable	23,317	40,231	22,257	56,580
Decrease in payable for variation margin on open financial futures contracts	(438)	—	—	(625)
Decrease in payable to affiliate for investment adviser fee	(2,125)	(1,064)	(1,943)	(1,092)
Increase in interest expense and fees payable	41,115	69,560	77,124	89,241
Decrease in accrued expenses	(29,400)	(30,107)	(25,311)	(28,919)
Net change in unrealized (appreciation) depreciation from investments	2,925,284	2,484,516	2,749,719	3,098,523
Net realized gain from investments	(1,113,999)	(310,396)	(615,620)	(708,639)
Net realized loss on extinguishment of debt	—	29,438	29,751	44,448
Net cash provided by (used in) operating activities	$(1,247,878)	$1,432,104	$2,102,763	$559,287

Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(1,519,645)	$(1,336,032)	$(1,428,353)	$(1,726,295)
Cash distributions paid to auction preferred shareholders	(19,571)	(15,164)	(20,682)	(11,149)
Liquidation of auction preferred shares	(2,225,000)	(1,750,000)	(2,250,000)	(1,275,000)
Liquidation of Institutional MuniFund Term Preferred Shares	(11,575,000)	(11,500,000)	(14,750,000)	(20,450,000)
Proceeds from secured borrowings	13,820,000	13,260,000	17,260,000	21,580,000
Repayment of secured borrowings	—	—	(1,320,000)	—
Increase in due to custodian	2,767,094	—	—	—
Net cash provided by (used in) financing activities	$1,247,878	$(1,341,196)	$(2,509,035)	$(1,882,444)

Net increase (decrease) in cash	$—	$90,908	$(406,272)	$(1,323,157)

Cash at beginning of year	$—	$128,995	$531,553	$1,452,707

Cash at end of year	$—	$219,903	$125,281	$129,550

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$443,733	$364,943	$344,455	$433,184

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value — Beginning of year (Common shares)	$13.570	$14.190	$13.650		$13.620	$11.840

Income (Loss) From Operations
Net investment income(1)	$0.536	$0.604	$0.666		$0.739	$0.757
Net realized and unrealized gain (loss)	(0.829)	(0.627)	0.369		0.046	1.785
Distributions to APS shareholders(1)
From net investment income	(0.004)	(0.006)	(0.003)		(0.006)	(0.005)
Discount on redemption and repurchase of APS(1)	—	—	0.180		—	—

Total income (loss) from operations	$(0.297)	$(0.029)	$1.212		$0.779	$2.537

Less Distributions to Common Shareholders
From net investment income	$(0.562)	$(0.591)	$(0.672)		$(0.749)	$(0.757)
Tax return of capital	(0.011)	—	—		—	—

Total distributions to common shareholders	$(0.573)	$(0.591)	$(0.672)		$(0.749)	$(0.757)

Net asset value — End of year (Common shares)	$12.700	$13.570	$14.190		$13.650	$13.620

Market value — End of year (Common shares)	$11.580	$12.550	$13.500		$12.550	$12.570

Total Investment Return on Net Asset Value(2)	(1.82)%	0.25%	9.27	%(3)	6.30%	22.61%

Total Investment Return on Market Value(2)	(3.21)%	(2.55)%	13.07%		5.89%	19.62%

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2018	2017	2016	2015	2014
Net assets applicable to common shares, end of year (000’s omitted)	$127,198	$135,840	$142,056	$136,708	$136,398
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.08%	1.10%	1.17%	1.11%	1.20%
Interest and fee expense(6)	1.37%	1.04%	0.58%	0.19%	0.21%
Total expenses(5)	2.45%	2.14%	1.75%	1.30%	1.41%
Net investment income	4.08%	4.46%	4.71%	5.37%	6.01%
Portfolio Turnover	39%	8%	7%	6%	10%
Senior Securities:
Total preferred shares outstanding(7)	499	1,788	1,788	1,788	1,788
Asset coverage per preferred share(8)	$279,906	$100,974	$104,450	$101,459	$101,285
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 7.89%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Preferred shares represent iMTP Shares as of September 30, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015 and 2014.

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2018	2017	2016	2015	2014
Expenses excluding interest and fees	0.83%	0.83%	0.89%	0.84%	0.89%
Interest and fee expense	1.05%	0.78%	0.44%	0.14%	0.15%
Total expenses	1.88%	1.61%	1.33%	0.98%	1.04%
Net investment income	3.13%	3.35%	3.58%	4.06%	4.44%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value — Beginning of year (Common shares)	$12.920	$13.500	$13.100		$13.280	$11.770

Income (Loss) From Operations
Net investment income(1)	$0.477	$0.542	$0.611		$0.754	$0.769
Net realized and unrealized gain (loss)	(0.719)	(0.589)	0.146		(0.194)	1.479
Distributions to APS shareholders(1)
From net investment income	(0.002)	(0.003)	(0.003)		(0.009)	(0.007)
Discount on redemption and repurchase of APS(1)	—	—	0.287		—	—

Total income (loss) from operations	$(0.244)	$(0.050)	$1.041		$0.551	$2.241

Less Distributions to Common Shareholders
From net investment income	$(0.526)	$(0.530)	$(0.641)		$(0.731)	$(0.731)

Total distributions to common shareholders	$(0.526)	$(0.530)	$(0.641)		$(0.731)	$(0.731)

Net asset value — End of year (Common shares)	$12.150	$12.920	$13.500		$13.100	$13.280

Market value — End of year (Common shares)	$10.240	$12.070	$13.020		$12.540	$12.080

Total Investment Return on Net Asset Value(2)	(1.37)%	0.04%	8.18	%(3)	4.47%	20.12%

Total Investment Return on Market Value(2)	(11.02)%	(3.09)%	8.99%		9.94%	14.22%

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2018	2017		2016		2015		2014
Net assets applicable to common shares, end of year (000’s omitted)	$47,238	$50,218		$52,449		$50,914		$51,581
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.25%	1.28%		1.36%		1.27%		1.32%
Interest and fee expense(6)	1.44%	1.10%		0.54%		0.11%		0.12%
Total expenses(5)	2.69%	2.38%		1.90%		1.38%		1.44%
Net investment income	3.80%	4.19%		4.53%		5.69%		6.15%
Portfolio Turnover	69%	24%		14%		0%		5%
Senior Securities:
Total preferred shares outstanding	— (7)	1,028	(8)	1,028	(8)	1,028	(8)	1,028	(8)
Asset coverage per preferred share	$— (7)	$73,851	(9)	$76,020	(9)	$74,528	(9)	$75,176	(9)
Involuntary liquidation preference per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)
Approximate market value per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.88%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	As of September 30, 2018, the Fund had no APS and iMTP Shares outstanding (see Note 2 and Note 3).

(8)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015 and 2014.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2018	2017	2016	2015	2014
Expenses excluding interest and fees	0.88%	0.85%	0.91%	0.85%	0.86%
Interest and fee expense	1.02%	0.73%	0.36%	0.07%	0.08%
Total expenses	1.90%	1.58%	1.27%	0.92%	0.94%
Net investment income	2.68%	2.77%	3.04%	3.80%	4.02%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value — Beginning of year (Common shares)	$15.190	$16.080	$15.090		$15.190	$13.530

Income (Loss) From Operations
Net investment income(1)	$0.512	$0.556	$0.619		$0.775	$0.788
Net realized and unrealized gain (loss)	(0.908)	(0.886)	0.703		(0.105)	1.641
Distributions to APS shareholders(1)
From net investment income	(0.003)	(0.004)	(0.004)		(0.010)	(0.009)
Discount on redemption and repurchase of APS(1)	—	—	0.330		—	—

Total income (loss) from operations	$(0.399)	$(0.334)	$1.648		$0.660	$2.420

Less Distributions to Common Shareholders
From net investment income	$(0.521)	$(0.556)	$(0.658)		$(0.760)	$(0.760)

Total distributions to common shareholders	$(0.521)	$(0.556)	$(0.658)		$(0.760)	$(0.760)

Net asset value — End of year (Common shares)	$14.270	$15.190	$16.080		$15.090	$15.190

Market value — End of year (Common shares)	$12.420	$13.740	$15.280		$13.650	$14.560

Total Investment Return on Net Asset Value(2)	(2.20)%	(1.68)%	11.32	%(3)	4.76%	18.82%

Total Investment Return on Market Value(2)	(5.90)%	(6.40)%	16.93%		(1.14)%	23.19%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Year Ended September 30,
Ratios/Supplemental Data	2018	2017		2016		2015		2014
Net assets applicable to common shares, end of year (000’s omitted)	$25,241	$26,859		$28,439		$26,687		$26,870
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.36%	1.43%		1.53%		1.41%		1.44%
Interest and fee expense(6)	1.30%	1.01%		0.53%		0.08%		0.08%
Total expenses(5)	2.66%	2.44%		2.06%		1.49%		1.52%
Net investment income	3.47%	3.66%		3.90%		5.11%		5.50%
Portfolio Turnover	55%	6%		2%		7%		1%
Senior Securities:
Total preferred shares outstanding	— (7)	543	(8)	543	(8)	543	(8)	543	(8)
Asset coverage per preferred share	$— (7)	$74,464	(9)	$77,375	(9)	$74,148	(9)	$74,484	(9)
Involuntary liquidation preference per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)
Approximate market value per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.04%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	As of September 30, 2018, the Fund had no APS and iMTP Shares outstanding (see Note 2 and Note 3).

(8)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015 and 2014.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2018	2017	2016	2015	2014
Expenses excluding interest and fees	0.95%	0.95%	1.03%	0.94%	0.94%
Interest and fee expense	0.91%	0.67%	0.36%	0.05%	0.05%
Total expenses	1.86%	1.62%	1.39%	0.99%	0.99%
Net investment income	2.43%	2.43%	2.63%	3.39%	3.58%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value — Beginning of year (Common shares)	$15.350	$15.890	$14.940		$14.860	$13.160

Income (Loss) From Operations
Net investment income(1)	$0.555	$0.618	$0.682		$0.793	$0.784
Net realized and unrealized gain (loss)	(0.729)	(0.536)	0.669		0.070	1.660
Distributions to APS shareholders(1)
From net investment income	(0.016)	(0.024)	(0.011)		(0.011)	(0.010)
Discount on redemption and repurchase of APS(1)	—	—	0.316		—	—

Total income (loss) from operations	$(0.190)	$0.058	$1.656		$0.852	$2.434

Less Distributions to Common Shareholders
From net investment income	$(0.570)	$(0.598)	$(0.706)		$(0.789)	$(0.734)

Total distributions to common shareholders	$(0.570)	$(0.598)	$(0.706)		$(0.789)	$(0.734)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—	$—		$0.017	$—

Net asset value — End of year (Common shares)	$14.590	$15.350	$15.890		$14.940	$14.860

Market value — End of year (Common shares)	$12.570	$13.810	$15.060		$13.020	$13.010

Total Investment Return on Net Asset Value(2)	(0.74)%	0.91%	11.59	%(3)	6.63%	19.57%

Total Investment Return on Market Value(2)	(4.94)%	(4.21)%	21.36%		6.11%	16.89%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Year Ended September 30,
Ratios/Supplemental Data	2018	2017		2016		2015		2014
Net assets applicable to common shares, end of year (000’s omitted)	$21,893	$23,023		$23,835		$22,408		$22,492
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.43%	1.54%		1.65%		1.48%		1.54%
Interest and fee expense(6)	1.28%	0.94%		0.47%		—		—
Total expenses before custodian fee reduction(5)	2.71%	2.48%		2.12%		1.48%		1.54%
Net investment income	3.69%	4.05%		4.36%		5.30%		5.60%
Portfolio Turnover	56%	12%		—		3%		30%
Senior Securities:
Total preferred shares outstanding	— (7)	533	(8)	533	(8)	533	(8)	533	(8)
Asset coverage per preferred share	$— (7)	$68,197	(9)	$69,719	(9)	$67,042	(9)	$67,199	(9)
Involuntary liquidation preference per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)
Approximate market value per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.37%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	As of September 30, 2018, the Fund had no APS and iMTP Shares outstanding (see Note 2 and Note 3).

(8)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015 and 2014.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2018	2017	2016	2015	2014
Expenses excluding interest and fees	0.99%	0.97%	1.06%	0.93%	0.95%
Interest and fee expense	0.89%	0.59%	0.30%	—	—
Total expenses	1.88%	1.56%	1.36%	0.93%	0.95%
Net investment income	2.57%	2.56%	2.78%	3.33%	3.44%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value — Beginning of year (Common shares)	$14.490	$15.270	$14.240		$14.480	$13.120

Income (Loss) From Operations
Net investment income(1)	$0.562	$0.626	$0.675		$0.760	$0.755
Net realized and unrealized gain (loss)	(0.696)	(0.768)	0.771		(0.261)	1.318
Distributions to APS shareholders(1)
From net investment income	(0.007)	(0.011)	(0.006)		(0.010)	(0.009)
Discount on redemption and repurchase of APS(1)	—	—	0.303		—	—

Total income (loss) from operations	$(0.141)	$(0.153)	$1.743		$0.489	$2.064

Less Distributions to Common Shareholders
From net investment income	$(0.589)	$(0.627)	$(0.713)		$(0.750)	$(0.704)

Total distributions to common shareholders	$(0.589)	$(0.627)	$(0.713)		$(0.750)	$(0.704)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—	$—		$0.021	$—

Net asset value — End of year (Common shares)	$13.760	$14.490	$15.270		$14.240	$14.480

Market value — End of year (Common shares)	$11.770	$13.020	$14.710		$13.050	$12.540

Total Investment Return on Net Asset Value(2)	(0.29)%	(0.44)%	12.67	%(3)	4.11%	16.77%

Total Investment Return on Market Value(2)	(5.08)%	(7.13)%	18.43%		10.17%	13.11%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Year Ended September 30,
Ratios/Supplemental Data	2018	2017	2016	2015		2014
Net assets applicable to common shares, end of year (000’s omitted)	$35,489	$37,366	$39,385	$36,714		$37,789
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.28%	1.34%	1.45%	1.29%		1.30%
Interest and fee expense(6)	1.46%	1.07%	0.52%	0.00	%(7)	0.01%
Total expenses(5)	2.74%	2.41%	1.97%	1.29%		1.31%
Net investment income	4.00%	4.35%	4.50%	5.28%		5.50%
Portfolio Turnover	42%	11%	8%	5%		5%
Senior Securities:
Total preferred shares outstanding(8)	232	784	784	784		784
Asset coverage per preferred share(9)	$177,969	$72,661	$75,237	$71,830		$73,201
Involuntary liquidation preference per preferred share(10)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(10)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.43%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	Amount is less than 0.005%.

(8)	Preferred shares represent iMTP Shares as of September 30, 2018, iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015 and 2014.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2018	2017	2016	2015		2014
Expenses excluding interest and fees	0.87%	0.88%	0.96%	0.84%		0.84%
Interest and fee expense	0.98%	0.70%	0.35%	0.00	%(7)	0.00	%(7)
Total expenses	1.85%	1.58%	1.31%	0.84%		0.84%
Net investment income	2.70%	2.84%	2.99%	3.46%		3.55%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value — Beginning of year (Common shares)	$13.140	$13.780	$13.390		$13.460	$12.380

Income (Loss) From Operations
Net investment income(1)	$0.485	$0.554	$0.612		$0.700	$0.736
Net realized and unrealized gain (loss)	(0.856)	(0.623)	0.243		(0.083)	1.037
Distributions to APS shareholders(1)
From net investment income	(0.006)	(0.009)	(0.005)		(0.007)	(0.006)
Discount on redemption and repurchase of APS(1)	—	—	0.202		—	—

Total income (loss) from operations	$(0.377)	$(0.078)	$1.052		$0.610	$1.767

Less Distributions to Common Shareholders
From net investment income	$(0.523)	$(0.562)	$(0.662)		$(0.687)	$(0.687)

Total distributions to common shareholders	$(0.523)	$(0.562)	$(0.662)		$(0.687)	$(0.687)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—	$—	$—		$0.007	$—

Net asset value — End of year (Common shares)	$12.240	$13.140	$13.780		$13.390	$13.460

Market value — End of year (Common shares)	$10.410	$11.930	$13.590		$12.320	$11.840

Total Investment Return on Net Asset Value(2)	(2.33)%	(0.15)%	8.28	%(3)	5.22%	15.23%

Total Investment Return on Market Value(2)	(8.51)%	(8.01)%	15.94%		10.09%	12.85%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Year Ended September 30,
Ratios/Supplemental Data	2018	2017		2016		2015		2014
Net assets applicable to common shares, end of year (000’s omitted)	$31,285	$33,601		$35,240		$34,233		$34,557
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.40%	1.45%		1.49%		1.37%		1.39%
Interest and fee expense(6)	1.42%	1.05%		0.54%		0.16%		0.17%
Total expenses(5)	2.82%	2.50%		2.03%		1.53%		1.56%
Net investment income	3.81%	4.22%		4.44%		5.20%		5.72%
Portfolio Turnover	54%	28%		14%		1%		7%
Senior Securities:
Total preferred shares outstanding	— (7)	530	(8)	530	(8)	530	(8)	530	(8)
Asset coverage per preferred share	$— (7)	$88,398	(9)	$91,492	(9)	$89,590	(9)	$90,203	(9)
Involuntary liquidation preference per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)
Approximate market value per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.69%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	As of September 30, 2018, the Fund had no APS and iMTP Shares outstanding (see Note 2 and Note 3).

(8)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015 and 2014.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2018	2017	2016	2015	2014
Expenses excluding interest and fees	1.08%	1.04%	1.09%	1.00%	1.00%
Interest and fee expense	1.09%	0.75%	0.39%	0.11%	0.12%
Total expenses	2.17%	1.79%	1.48%	1.11%	1.12%
Net investment income	2.94%	3.03%	3.23%	3.75%	4.08%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value — Beginning of year (Common shares)	$13.970	$14.750	$13.900		$13.770	$12.220

Income (Loss) From Operations
Net investment income(1)	$0.528	$0.605	$0.656		$0.741	$0.742
Net realized and unrealized gain (loss)	(0.847)	(0.788)	0.607		0.100	1.518
Distributions to APS shareholders(1)
From net investment income	(0.008)	(0.011)	(0.006)		(0.009)	(0.008)
Discount on redemption and repurchase of APS(1)	—	—	0.262		—	—

Total income (loss) from operations	$(0.327)	$(0.194)	$1.519		$0.832	$2.252

Less Distributions to Common Shareholders
From net investment income	$(0.563)	$(0.586)	$(0.669)		$(0.702)	$(0.702)

Total distributions to common shareholders	$(0.563)	$(0.586)	$(0.669)		$(0.702)	$(0.702)

Net asset value — End of year (Common shares)	$13.080	$13.970	$14.750		$13.900	$13.770

Market value — End of year (Common shares)	$11.240	$12.970	$15.000		$12.460	$12.500

Total Investment Return on Net Asset Value(2)	(1.86)%	(1.04)%	11.24	%(3)	6.63%	19.45%

Total Investment Return on Market Value(2)	(9.16)%	(9.65)%	26.20%		5.30%	16.44%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Year Ended September 30,
Ratios/Supplemental Data	2018	2017		2016		2015		2014
Net assets applicable to common shares, end of year (000’s omitted)	$33,195	$35,467		$37,420		$35,276		$34,947
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.29%	1.33%		1.38%		1.27%		1.32%
Interest and fee expense(6)	1.33%	0.94%		0.46%		0.01%		0.03%
Total expenses(5)	2.62%	2.27%		1.84%		1.28%		1.35%
Net investment income	3.89%	4.32%		4.51%		5.33%		5.74%
Portfolio Turnover	48%	10%		5%		4%		12%
Senior Securities:
Total preferred shares outstanding	— (7)	680	(8)	680	(8)	680	(8)	680	(8)
Asset coverage per preferred share	$— (7)	$77,158	(9)	$80,031	(9)	$76,877	(9)	$76,393	(9)
Involuntary liquidation preference per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)
Approximate market value per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.27%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	As of September 30, 2018, the Fund had no APS and iMTP Shares outstanding (see Note 2 and Note 3).

(8)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015 and 2014.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2018	2017	2016	2015	2014
Expenses excluding interest and fees	0.93%	0.89%	0.95%	0.86%	0.87%
Interest and fee expense	0.97%	0.64%	0.31%	0.01%	0.02%
Total expenses	1.90%	1.53%	1.26%	0.87%	0.89%
Net investment income	2.83%	2.92%	3.09%	3.60%	3.78%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
	2018	2017	2016		2015	2014
Net asset value — Beginning of year (Common shares)	$14.300	$14.950	$14.080		$14.200	$12.710

Income (Loss) From Operations
Net investment income(1)	$0.551	$0.630	$0.693		$0.809	$0.834
Net realized and unrealized gain (loss)	(0.804)	(0.640)	0.623		(0.147)	1.437
Distributions to APS shareholders(1)
From net investment income	(0.004)	(0.005)	(0.004)		(0.009)	(0.008)
Discount on redemption and repurchase of APS(1)	—	—	0.311		—	—

Total income (loss) from operations	$(0.257)	$(0.015)	$1.623		$0.653	$2.263

Less Distributions to Common Shareholders
From net investment income	$(0.583)	$(0.635)	$(0.753)		$(0.773)	$(0.773)

Total distributions to common shareholders	$(0.583)	$(0.635)	$(0.753)		$(0.773)	$(0.773)

Net asset value — End of year (Common shares)	$13.460	$14.300	$14.950		$14.080	$14.200

Market value — End of year (Common shares)	$11.640	$12.930	$14.500		$12.240	$12.850

Total Investment Return on Net Asset Value(2)	(1.26)%	0.44%	12.08	%(3)	5.29%	18.84%

Total Investment Return on Market Value(2)	(5.55)%	(6.35)%	25.00%		1.16%	17.93%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Year Ended September 30,
Ratios/Supplemental Data	2018	2017		2016		2015		2014
Net assets applicable to common shares, end of year (000’s omitted)	$39,828	$42,333		$44,255		$41,685		$42,033
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.24%	1.30%		1.40%		1.28%		1.34%
Interest and fee expense(6)	1.37%	1.07%		0.55%		0.05%		0.08%
Total expenses(5)	2.61%	2.37%		1.95%		1.33%		1.42%
Net investment income	3.98%	4.42%		4.71%		5.69%		6.21%
Portfolio Turnover	59%	4%		7%		4%		2%
Senior Securities:
Total preferred shares outstanding	— (7)	869	(8)	869	(8)	869	(8)	869	(8)
Asset coverage per preferred share	$— (7)	$73,714	(9)	$75,926	(9)	$72,969	(9)	$73,370	(9)
Involuntary liquidation preference per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)
Approximate market value per preferred share	$— (7)	$25,000	(10)	$25,000	(10)	$25,000	(10)	$25,000	(10)

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 9.75%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Fund’s APS (see Note 3). Effective October 1, 2016, the ratio includes amortization of deferred offering costs for iMTP Shares which for the year ended September 30, 2016, were included in the ratio of expenses excluding interest and fees.

(7)	As of September 30, 2018, the Fund had no APS and iMTP Shares outstanding (see Note 2 and Note 3).

(8)	Preferred shares represent iMTP Shares and APS as of September 30, 2017 and 2016 and APS as of September 30, 2015 and 2014.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended September 30,
	2018	2017	2016	2015	2014
Expenses excluding interest and fees	0.88%	0.85%	0.93%	0.85%	0.86%
Interest and fee expense	0.99%	0.71%	0.37%	0.03%	0.06%
Total expenses	1.87%	1.56%	1.30%	0.88%	0.92%
Net investment income	2.86%	2.92%	3.14%	3.75%	4.02%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

September 30, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of September 30, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund

58

Eaton Vance

Municipal Bond Funds

September 30, 2018

Notes to Financial Statements — continued

enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2018. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At September 30, 2018, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Floating Rate Notes Outstanding	$59,147,448	$30,594,944	$14,662,707	$13,399,985
Interest Rate or Range of Interest Rates (%)	1.52 - 2.01	1.49 - 1.61	1.50 - 1.69	1.59 - 1.66
Collateral for Floating Rate Notes Outstanding	$79,720,841	$43,436,681	$20,894,648	$18,664,666

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$17,561,516	$22,775,214	$19,260,374	$24,971,408
Interest Rate or Range of Interest Rates (%)	1.56 - 1.71	1.56 - 1.59	1.58 - 1.66	1.55 - 1.71
Collateral for Floating Rate Notes Outstanding	$24,533,231	$31,357,906	$26,415,122	$34,504,312

For the year ended September 30, 2018, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Floating Rate Notes Outstanding	$43,570,288	$12,323,795	$3,274,575	$3,429,808
Average Interest Rate	1.93%	1.88%	1.95%	2.00%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$5,901,973	$13,074,521	$7,099,164	$9,043,918
Average Interest Rate	1.94%	1.92%	1.97%	1.93%

59

Eaton Vance

Municipal Bond Funds

September 30, 2018

Notes to Financial Statements — continued

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2018.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. Dividends on the APS, which accrued daily, were cumulative at rates which were reset every seven days by an auction, unless a special dividend period had been set. Series of APS were identical in all respects except for the reset dates of the dividend rates. Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates were reset to the maximum rate, which was 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate was determined based on the credit rating of the APS. On March 26, 2018, each Fund redeemed all of its outstanding APS at a liquidation price of $25,000 per share plus any accrued but unpaid APS dividends. Each Fund replaced its APS with residual interest bond financing (see Note 1G). Prior to the redemption of the APS, the Funds paid an annual fee equivalent to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions were unsuccessful; otherwise, the annual fee was 0.25%. At September 30, 2018, the Funds had no APS outstanding.

During the year ended September 30, 2018, the number of APS redeemed and their liquidation preference were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Redeemed	62	128	36	25	112
Redemption Amount	$1,550,000	$3,200,000	$900,000	$625,000	$2,800,000

60

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Municipal Bond Funds

September 30, 2018

Notes to Financial Statements — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Redeemed	89	70	90	51
Redemption Amount	$2,225,000	$1,750,000	$2,250,000	$1,275,000

There were no transactions in APS during the year ended September 30, 2017.

3  Institutional MuniFund Term Preferred Shares

On December 11, 2015, each Fund issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS. The number of iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer.

The iMTP Shares are a form of preferred shares that represent stock of the Funds. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of July 1, 2019, unless earlier redeemed or repurchased by a Fund.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. The iMTP Shares are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends and, on redemptions prior to January 1, 2018, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Fund is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Fund’s effective leverage ratio is not permitted to exceed 45%.

The holders of the iMTP Shares and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares are entitled to elect two Trustees of each Fund. If the dividends on the iMTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares have the right to elect a majority of each Fund’s Trustees.

During the year ended September 30, 2018, each Fund redeemed all or a portion of its iMTP Shares at a liquidation price of $25,000 per share plus any accrued but unpaid dividends. Each Fund replaced its iMTP Shares redeemed with residual interest bond financing (see Note 1G). The number of iMTP Shares redeemed, their liquidation preference and the number of iMTP Shares outstanding as of September 30, 2018 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Shares Redeemed	1,099	992	518	421
Redemption Amount	$27,475,000	$24,800,000	$12,950,000	$10,525,000
iMTP Shares Outstanding	499	—	—	—

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Shares Redeemed	463	460	590	818
Redemption Amount	$11,575,000	$11,500,000	$14,750,000	$20,450,000
iMTP Shares Outstanding	232	—	—	—

Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At September 30, 2018, the spread to the SIFMA Municipal Swap Index Rate was 1.00% for New Jersey Fund and 1.05% for Municipal Fund II.

For financial reporting purposes, the liquidation value of the iMTP Shares (net of unamortized deferred offering costs) is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Fund in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of July 1, 2019. Unamortized deferred offerings costs on iMTP Shares which were redeemed in full by a Fund are recorded as realized loss on extinguishment of debt.

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Notes to Financial Statements — continued

The carrying amount of the iMTP Shares at September 30, 2018 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2018.

The average liquidation preference of the iMTP Shares during the year ended September 30, 2018 was as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Liquidation Preference of iMTP Shares	$37,918,562	$19,910,411	$10,821,233	$8,528,151

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Liquidation Preference of iMTP Shares	$16,377,123	$8,853,425	$11,946,986	$15,462,877

As of the close of business on October 30, 2018, the iMTP Shares outstanding on September 30, 2018 for Municipal Fund II and New Jersey Fund were fully redeemed.

4  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS during periods when APS were outstanding, and on any outstanding iMTP Shares. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS shareholders were recorded daily and were payable at the end of each dividend period. The amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

Dividends Accrued to APS Shareholders	$13,244	$27,293	$7,806	$5,333	$23,805
Average APS Dividend Rates	1.77%	1.77%	1.80%	1.77%	1.76%
Dividend Rate Ranges (%)	1.49 - 2.87	1.41 - 2.69	1.49 - 2.87	1.49 - 2.84	1.49 - 2.59

		New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Dividends Accrued to APS Shareholders		$19,116	$14,878	$20,161	$11,042
Average APS Dividend Rates		1.78%	1.76%	1.86%	1.80%
Dividend Rate Ranges (%)		1.49 - 2.59	1.49 - 2.59	1.41 - 3.53	1.49 - 2.84

Distributions to iMTP shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for iMTP Shares at September 30, 2018, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates for the year then ended were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

iMTP Dividend Rates at September 30, 2018	2.61%	—	—	—
Dividends Accrued to iMTP Shareholders	$871,327	$414,110	$241,832	$189,578
Average iMTP Dividend Rates	2.30%	2.08%	2.23%	2.22%

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Notes to Financial Statements — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

iMTP Dividend Rates at September 30, 2018	2.56%	—	—	—
Dividends Accrued to iMTP Shareholders	$370,424	$182,924	$281,396	$347,947
Average iMTP Dividend Rates	2.26%	2.07%	2.36%	2.25%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared, including distributions on iMTP Shares that are treated as interest payments for financial reporting purposes, for the years ended September 30, 2018 and September 30, 2017 was as follows:

	Year Ended September 30, 2018
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$6,514,924	$2,466,917	$1,168,207	$1,068,420
Ordinary income	$16,712	$—	$—	$—
Tax return of capital	$114,891	$—	$—	$—

	Year Ended September 30, 2018
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,909,185	$1,532,968	$1,729,910	$2,051,657
Ordinary income	$—	$866	$—	$33,627

	Year Ended September 30, 2017
	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Distributions declared from:
Tax-exempt income	$6,698,992	$2,457,464	$1,218,197	$1,114,104
Ordinary income	$—	$12,589	$—	$2,932

	Year Ended September 30, 2017
	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Distributions declared from:
Tax-exempt income	$1,928,685	$1,643,590	$1,629,017	$2,210,313
Ordinary income	$20,555	$—	$144,111	$43,968

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Municipal Bond Funds

September 30, 2018

Notes to Financial Statements — continued

During the year ended September 30, 2018, the following amounts were reclassified due to expired capital loss carryforwards (except for Michigan Fund) and differences between book and tax accounting for non-deductible expenses.

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Change in:
Paid-in capital	$(11,626,698)	$(3,429,593)	$(1,115,268)	$(54,190)
Distributable earnings (accumulated loss)	$11,626,698	$3,429,593	$1,115,268	$54,190

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Change in:
Paid-in capital	$(2,104,082)	$(1,602,125)	$(3,192,303)	$(2,034,356)
Distributable earnings (accumulated loss)	$2,104,082	$1,602,125	$3,192,303	$2,034,356

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Undistributed tax-exempt income	$—	$130,743	$100,855	$82,735
Capital loss carryforwards and deferred capital losses	$(9,685,264)	$(5,814,810)	$(507,192)	$(338,072)
Net unrealized appreciation	$7,741,159	$1,713,759	$1,467,589	$921,798

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Undistributed tax-exempt income	$127,560	$19,194	$197,231	$211,662
Post October capital losses	$—	$—	$(25,335)	$—
Capital loss carryforwards and deferred capital losses	$(1,548,704)	$(3,468,374)	$(669,118)	$(2,613,519)
Net unrealized appreciation	$1,981,924	$922,173	$2,396,566	$1,498,608

At September 30, 2018, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this

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Notes to Financial Statements — continued

ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
September 30, 2019	$1,277,303	$1,539,887	$225,669	$338,072

Total capital loss carryforwards	$1,277,303	$1,539,887	$225,669	$338,072

Deferred capital losses:
Short-term	$3,148,702	$1,928,222	$281,523	$—
Long-term	$5,259,259	$2,346,701	$—	$—

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
September 30, 2019	$1,369,694	$1,548,104	$669,118	$925,899

Total capital loss carryforwards	$1,369,694	$1,548,104	$669,118	$925,899

Deferred capital losses:
Short-term	$179,010	$1,510,810	$—	$953,482
Long-term	$—	$409,460	$—	$734,138

During the year ended September 30, 2018, capital loss carryforwards of $757,328 and $257,152 were utilized to offset net realized gains by the Michigan Fund and Ohio Fund, respectively.

Additionally, at September 30, 2018, the Ohio Fund had a net capital loss of $25,335 attributable to security transactions incurred after October 31, 2017 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2019.

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$135,640,795	$46,550,602	$22,810,425	$20,297,220
Gross unrealized appreciation	$8,693,914	$2,376,536	$1,753,350	$1,261,937
Gross unrealized depreciation	(952,755)	(662,777)	(285,761)	(340,139)

Net unrealized appreciation	$7,741,159	$1,713,759	$1,467,589	$921,798

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$41,726,234	$29,695,412	$30,290,434	$37,696,726
Gross unrealized appreciation	$2,411,255	$1,618,029	$2,872,400	$2,208,330
Gross unrealized depreciation	(429,331)	(695,856)	(475,834)	(709,722)

Net unrealized appreciation	$1,981,924	$922,173	$2,396,566	$1,498,608

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Municipal Bond Funds

September 30, 2018

Notes to Financial Statements — continued

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding preferred shares issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS and iMTP Shares then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the year ended September 30, 2018, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$1,179,844	$441,686	$219,742	$195,763

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$320,677	$299,110	$297,114	$357,948

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2018 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$82,998,269	$55,658,536	$22,576,402	$19,799,623
Sales	$91,368,133	$56,605,548	$21,721,811	$20,076,705

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$27,273,439	$29,753,751	$25,872,980	$40,051,383
Sales	$24,876,034	$30,197,204	$26,888,999	$37,954,929

7  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. For the year ended September 30, 2018, there were no common shares issued by the Funds. For the year ended September 30, 2017, the Ohio Fund issued 166 common shares pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds.

At September 30, 2018, one shareholder owned 20.3% of the outstanding shares of Municipal Fund II.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the years ended September 30, 2018 and September 30, 2017.

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September 30, 2018

Notes to Financial Statements — continued

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2018, the New Jersey Fund had a payment due to SSBT pursuant to the foregoing arrangement of $2,894,401. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at September 30, 2018. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2018. The Funds’ average overdraft advances during the year ended September 30, 2018 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2018, there were no obligations outstanding under these financial instruments.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended September 30, 2018, the New Jersey Fund and Pennsylvania Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2018 was as follows:

	New Jersey Fund		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$59,395	(1)	$84,849	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(35,083	)(2)	$(50,119	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended September 30, 2018, which is indicative of the volume of this derivative type, was approximately as follows:

	New Jersey Fund	Pennsylvania Fund

Average Notional Cost:
Futures Contracts — Short	$665,000	$950,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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September 30, 2018

Notes to Financial Statements — continued

At September 30, 2018, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$202,529,402	$—	$202,529,402

Total Investments	$—	$202,529,402	$—	$202,529,402

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$78,859,305	$—	$78,859,305

Total Investments	$—	$78,859,305	$—	$78,859,305

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$38,940,721	$—	$38,940,721

Total Investments	$—	$38,940,721	$—	$38,940,721

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$34,619,003	$—	$34,619,003

Total Investments	$—	$34,619,003	$—	$34,619,003

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,269,674	$—	$61,269,674

Total Investments	$—	$61,269,674	$—	$61,269,674

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$53,392,799	$—	$53,392,799

Total Investments	$—	$53,392,799	$—	$53,392,799

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,947,374	$—	$51,947,374

Total Investments	$—	$51,947,374	$—	$51,947,374

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September 30, 2018

Notes to Financial Statements — continued

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$64,166,742	$—	$64,166,742

Total Investments	$—	$64,166,742	$—	$64,166,742

11  Agreements and Plans of Reorganization

In April 2018, the Trustees of the following Funds approved Agreements and Plans of Reorganization whereby the common shares of each Acquired Fund will, in effect, be exchanged for new common shares of the Acquiring Fund with an equal aggregate net asset value. Each Agreement and Plan of Reorganization was approved at a Special Meeting of Shareholders on November 15, 2018.

Acquired Fund	Acquiring Fund
California Fund II	Eaton Vance California Municipal Bond Fund
Massachusetts Fund	Eaton Vance Municipal Bond Fund
Michigan Fund	Eaton Vance Municipal Bond Fund
New York Fund II	Eaton Vance New York Municipal Bond Fund

In July 2018, the Trustees of the following Funds approved Agreements and Plans of Reorganization whereby the common shares of each Acquired Fund will, in effect, be exchanged for new common shares of the Acquiring Fund with an equal aggregate net asset value.

Acquired Fund*	Acquiring Fund*
Municipal Fund II	Eaton Vance Municipal Bond Fund
Ohio Fund	Eaton Vance Municipal Bond Fund
New Jersey Fund	Eaton Vance Municipal Bond Fund
Pennsylvania Fund	Eaton Vance Municipal Bond Fund

*	Each proposed merger is subject to approval by shareholders of the respective Acquired Fund.

69

Eaton Vance

Municipal Bond Funds

September 30, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (collectively, the “Funds”), including the portfolios of investments, as of September 30, 2018, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of September 30, 2018, and the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 19, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

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September 30, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2018, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Municipal Bond Fund II	98.02%
California Municipal Bond Fund II	100.00%
Massachusetts Municipal Bond Fund	100.00%
Michigan Municipal Bond Fund	100.00%
New Jersey Municipal Bond Fund	100.00%
New York Municipal Bond Fund II	99.94%
Ohio Municipal Bond Fund	100.00%
Pennsylvania Municipal Bond Fund	98.39%

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Eaton Vance

Municipal Bond Funds

September 30, 2018

Annual Meeting of Shareholders (Unaudited)

Each Fund held its Annual Meeting of Shareholders on July 19, 2018. The following action was taken by the shareholders:

Item 1.  The election of Mark R. Fetting, Valerie A. Mosley and William H. Park as Class I Trustees of each Fund for a three-year term expiring in 2021. Ms. Mosley was elected solely by iMTP shareholders, referred to as Preferred Shareholders.

	Nominee for Class I Trustee Elected by Preferred Shareholders: Valerie A. Mosley	Nominee for Class I Trustee Elected by All Shareholders: Mark R. Fetting	Nominee for Class I Trustee Elected by All Shareholders: William H. Park
Municipal Fund II
For	1,588	8,723,838	8,720,239
Withheld	0	839,217	842,816
California Fund II
For	992	3,338,289	3,308,546
Withheld	0	242,895	272,638
Massachusetts Fund
For	518	1,645,489	1,639,434
Withheld	0	63,531	69,586
Michigan Fund
For	421	1,427,591	1,427,191
Withheld	0	44,287	44,687
New Jersey Fund
For	695	2,357,643	2,362,671
Withheld	0	106,615	101,587
New York Fund II
For	460	2,197,044	2,197,044
Withheld	0	130,726	130,726
Ohio Fund
For	590	2,297,640	2,299,647
Withheld	0	143,497	141,490
Pennsylvania Fund
For	818	2,548,600	2,541,352
Withheld	0	74,319	81,567

72

Eaton Vance

Municipal Bond Funds

September 30, 2018

Dividend Reinvestment Plan

Each Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, LLC (AST) as dividend paying agent. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by AST, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

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Eaton Vance

Municipal Bond Funds

September 30, 2018

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Bond Funds

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

74

Eaton Vance

Municipal Bond Funds

September 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance Municipal Bond Fund II

•	Eaton Vance California Municipal Bond Fund II

•	Eaton Vance Massachusetts Municipal Bond Fund

•	Eaton Vance Michigan Municipal Bond Fund

•	Eaton Vance New Jersey Municipal Bond Fund

•	Eaton Vance New York Municipal Bond Fund II

•	Eaton Vance Ohio Municipal Bond Fund

•	Eaton Vance Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors

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Eaton Vance

Municipal Bond Funds

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Board of Trustees’ Contract Approval — continued

such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for each Fund.

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and benchmark index for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Median of Custom Peers	Index
Eaton Vance Municipal Bond Fund II	Lower	n/a	Higher
Eaton Vance California Municipal Bond Fund II	Lower	n/a	Higher
Eaton Vance Massachusetts Municipal Bond Fund	Lower	Lower	Higher
Eaton Vance Michigan Municipal Bond Fund	Higher	Higher	Higher
Eaton Vance New Jersey Municipal Bond Fund	Higher	n/a	Higher
Eaton Vance New York Municipal Bond Fund II	Lower	n/a	Higher
Eaton Vance Ohio Municipal Bond Fund	Higher	Higher	Higher
Eaton Vance Pennsylvania Municipal Bond Fund	Higher	n/a	Higher

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to each Fund other than Eaton Vance California Municipal Bond Fund II and Eaton Vance New York Municipal Bond Fund II, based on its review of performance over multiple periods and other relevant information provided by the Adviser, the Board concluded that the performance of each such Fund was satisfactory. With respect to Eaton Vance California Municipal Bond Fund II and Eaton Vance New York Municipal Bond Fund II, the Board noted that security selection was the primary detractor from each Fund’s performance relative to its benchmark.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds, and, with respect to Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II, certain Fund specific factors, as identified by management in response to inquiries from the Contract Review Committee. With respect to Eaton Vance California Municipal Bond Fund II, Eaton Vance

77

Eaton Vance

Municipal Bond Funds

September 30, 2018

Board of Trustees’ Contract Approval — continued

New York Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance Michigan Municipal Bond Fund, the Board considered management’s proposals to take steps to address the longer-term prospects of each Fund, including the reorganization and merger into Eaton Vance California Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund, Eaton Vance Municipal Bond Fund and Eaton Vance Municipal Bond Fund, respectively.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

78

Eaton Vance

Municipal Bond Funds

September 30, 2018

Management and Organization

Fund Management.  The Trustees and officers of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund (the Funds) are responsible for the overall management and supervision of the Funds’ affairs. The Trustees and officers of the Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2019. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Funds.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Class I Trustee	Until 2021. Trustee since 2016.

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Class II Trustee	Until 2019. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Class III Trustee	Until 2020. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Class I Trustee(3)	Until 2021. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

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Eaton Vance

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Class I Trustee	Until 2021. Chairperson of the Board since 2016 and Trustee since 2003.

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee(3)	Until 2020. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(4) 1958	Class I Trustee	Until 2021. Trustee since 2018.

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(4) 1966	Class III Trustee	Until 2020. Trustee since 2018.

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Class III Trustee	Until 2020. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Class III Trustee	Until 2020. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Class II Trustee	Until 2019. Trustee since 2016.

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

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Eaton Vance

Municipal Bond Funds

September 30, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Funds	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Preferred Shares Trustee.
(4)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

81

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

1557    9.30.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a) –(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2017 and September 30, 2018 D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	9/30/17	9/30/18
Audit Fees	$34,260	$34,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,084	$10,084
All Other Fees(3)	$0	$0

Total	$89,319	$44,344

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees incurred to satisfy the requirements of the underwriter in conjunction with the private offering of the registrant’s Institutional MuniFund Term Preferred Shares (iMTP Shares).

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended September 30, 2017 and September 30, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	9/30/17	9/30/18
Registrant	$10,084	$10,084
Eaton Vance(1)	$148,018	$126,485

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. George J. Gorman (Chair), Valerie A. Mosley, William H. Park and Scott E. Wennerholm are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of each Fund. Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II, Cynthia J. Clemson, portfolio manager of Eaton Vance Michigan Municipal Bond Fund, Eaton Vance Municipal Bond Fund II and Eaton Vance Ohio Municipal Bond Fund and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund, are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon is a Vice President of EVM, has been a portfolio manager of Eaton Vance California Municipal Bond Fund II since January 2014, of Eaton Vance Massachusetts Municipal Bond Fund since February 2010, and of Eaton Vance New York Municipal Bond Fund II since November 2005, has been an EVM analyst since 1998 and is Co-Director of the Municipal Investments Group. Ms. Clemson is a Vice President of EVM, has been a portfolio manager of Eaton Vance Michigan Municipal Bond Fund since July 2015, of Eaton Vance Municipal Bond Fund II since March 2014, of Eaton Vance Ohio Municipal Bond Fund since July 2015 and is Co-Director of the Municipal Investments Group. Mr. Weigold is a Vice President of EVM, has been a portfolio manager of Eaton Vance New Jersey Municipal Bond Fund since February 2010 and of Eaton Vance Pennsylvania Municipal Bond Fund since October 2007 and has been an EVM credit analyst since 1991. Messrs. Brandon and Weigold and Ms. Clemson have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	19	$5,430.5	0	$0
Other Pooled Investment Vehicles	1	$64.5	0	$0
Other Accounts	2	$102.5	0	$0

Cynthia J. Clemson
Registered Investment Companies	14	$3,701.3	0	$0
Other Pooled Investment Vehicles	1	$64.5	0	$0
Other Accounts	2	$102.5	0	$0

Adam A. Weigold
Registered Investment Companies	17	$3,753.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
California Municipal Bond Fund II
Craig R. Brandon	None

Massachusetts Municipal Bond Fund
Craig R. Brandon	None

Michigan Municipal Bond Fund
Cynthia J. Clemson	None

Municipal Bond Fund II
Cynthia J. Clemson	None

New Jersey Municipal Bond Fund
Adam A. Weigold	None

New York Municipal Bond Fund II
Craig R. Brandon	None

Ohio Municipal Bond Fund
Cynthia J. Clemson	None

Pennsylvania Municipal Bond Fund
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual non-cash compensation consisting of options to purchase shares of Eaton Vance Corp. (“EVC”) nonvoting common stock and/or restricted shares of EVC nonvoting common stock that generally are subject to a vesting schedule, and (4) (for equity portfolio managers) a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash award to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund does not engage in securities lending.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018